GROUP STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Investments at fair value through income or loss	$ 400	$ 414	$ 543
Investments accounted for using the equity method		2,863	18,642
Intangible fixed assets	888	2,103	7,560
Property, plant and equipment	59,728	76,991	150,571
Right of use assets		525	472
Total non-current assets	61,016	82,896	177,788
Current assets
Trade and other receivables	2,480	823	10,072
Prepaids	1,355	5,979	75,409
Digital assets	385	443	108,956
Cash and cash equivalents	7,443	20,092	15,923
Current assets	11,663	27,337	210,360
Assets Held for sale	3,261
Total current assets	14,924	27,337	210,360
Total assets	75,940	110,233	388,148
Equity
Common Stock	712	634	622
Additional paid-in capital	209,779	202,103	196,911
Share based payment reserve	12,166	8,528	2,531
Currency translation reserve	(30,129)	(29,350)	(8,711)
Fair value reserve			551
Other comprehensive income of equity accounted associates			8,744
Accumulated surplus (loss)	(192,370)	(157,337)	71,624
Total equity	158	24,578	272,272
Current liabilities
Trade and other payables	11,175	9,780	20,566
Income Tax			10,360
Deferred Tax			386
Contingent consideration			10,889
Loans and Borrowings	14,320	11,605	31,558
Lease liability		5	10
Current liabilities	25,495	21,390	73,769
Liabilities held for sale	2,090
Total current liabilities	27,585	21,390	73,769
Non-current liabilities
Deferred tax			730
Issued debt - bond	38,170	37,809	36,303
Loans	10,027	25,916	4,575
Lease liability		540	499
Total liabilities	75,782	85,655	115,876
Total equity and liabilities	$ 75,940	$ 110,233	$ 388,148